Warrants	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
9.	Warrants

The following Ordinary shares warrants were issued by the Company in 2016:

	Shares of
	Ordinary Shares
	Underlying	Exercise Price	Issuance	Expiration
	Warrants	Per Share	Date	Date
Issued In connection with:
Registered direct offering of Ordinary shares	1,080,645	$4.50	March 22, 2016	September 22, 2021

Total	1,080,645

The Ordinary shares warrants are exercisable at any time following September 22, 2016 and through their expiration dates